Shareholders' Equity - Summary of Shareholders' Equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of shareholders equity [line items]
Beginning balance	€ 24,433	€ 22,531	€ 24,079
Mandatory change in accounting policy		(44)
Changes in revaluation reserve real estate held for own use	20	(4)	(32)
Total other comprehensive income / (loss)	507	2,237	(1,109)
Shares issued		1
Issuance and purchase of treasury shares	3	(30)	14
Issuance and redemption of other equity instruments		(825)	(468)
Dividend withholding tax reduction	1		1
Coupons on perpetual securities	(38)	(88)	(102)
Incentive plans	8	(3)	(2)
Ending balance	24,661	24,433	22,531
Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		22,487	24,074
Ending balance			22,487
Share capital [member]
Disclosure of shareholders equity [line items]
Beginning balance	7,536	7,808	8,053
Shares issued		1
Shares withdrawn	(3)
Ending balance	7,480	7,536	7,808
Share capital [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		7,808	8,053
Ending balance			7,808
Revaluation account [member]
Disclosure of shareholders equity [line items]
Beginning balance	5,873	3,435	4,898
Changes in revaluation reserve real estate held for own use	20	(36)	(32)
Total other comprehensive income / (loss)	1,607	2,438	(1,464)
Ending balance	7,480	5,873	3,435
Revaluation account [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		3,435	4,899
Ending balance			3,435
Retained earnings [member]
Disclosure of shareholders equity [line items]
Beginning balance	10,374	9,648	9,374
Mandatory change in accounting policy		(44)
Changes in revaluation reserve real estate held for own use		32
Total other comprehensive income / (loss)	2	40	(3)
Shares withdrawn	3
Issuance and purchase of treasury shares	3	(30)	14
Issuance and redemption of other equity instruments		(81)	2
Dividend withholding tax reduction	1		1
Coupons on perpetual securities	(38)	(88)	(102)
Incentive plans	10	2
Ending balance	10,145	10,374	9,648
Retained earnings [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		9,604	9,368
Ending balance			9,604
Remeasurement of defined benefit Plans of group companies [member]
Disclosure of shareholders equity [line items]
Beginning balance	(2,397)	(1,850)	(1,669)
Total other comprehensive income / (loss)	(137)	(547)	(182)
Ending balance	(2,534)	(2,397)	(1,850)
Remeasurement of defined benefit Plans of group companies [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		(1,850)	(1,669)
Ending balance			(1,850)
Aegon N.V [member]
Disclosure of shareholders equity [line items]
Beginning balance	21,842	19,200
Mandatory change in accounting policy		(44)
Net income 2018 retained	(146)	1,235
Net income	(146)	1,235
Foreign currency translation differences and movement in foreign investment hedging reserves	(945)	271
Changes in revaluation subsidiaries	1,589	2,465
Changes in revaluation reserve real estate held for own use	18	(3)
Remeasurement of defined benefit plans of group companies	(220)	(522)
Changes and transfer to legal reserve	17	11
Other	2	15
Total other comprehensive income / (loss)	460	2,240
Shares issued		1
Dividends paid on common shares	(118)	(583)
Issuance and purchase of treasury shares	3	(30)
Issuance and redemption of other equity instruments		(81)
Dividend withholding tax reduction	1
Coupons on perpetual securities	(38)	(88)
Incentive plans	10	2
Ending balance	22,018	21,842	19,200
Aegon N.V [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		19,146
Voluntary change in accounting policy		(10)
Ending balance			19,146
Aegon N.V [member] | Share capital [member]
Disclosure of shareholders equity [line items]
Beginning balance	323	322
Shares issued		1
Shares withdrawn	(3)
Ending balance	320	323	322
Aegon N.V [member] | Share capital [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		322
Ending balance			322
Aegon N.V [member] | Paid-in surplus [member]
Disclosure of shareholders equity [line items]
Beginning balance	7,213	7,486
Dividends paid on common shares	(54)	(273)
Ending balance	7,160	7,213	7,486
Aegon N.V [member] | Paid-in surplus [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		7,486
Ending balance			7,486
Aegon N.V [member] | Revaluation account [member]
Disclosure of shareholders equity [line items]
Beginning balance	6,120	3,540
Changes in revaluation subsidiaries	1,589	2,465
Changes in revaluation reserve real estate held for own use	18	(28)
Changes and transfer to legal reserve	(235)	143
Total other comprehensive income / (loss)	1,371	2,582
Ending balance	7,491	6,120	3,540
Aegon N.V [member] | Revaluation account [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		3,539
Voluntary change in accounting policy		(1)
Ending balance			3,539
Aegon N.V [member] | Legal reserve FCTR [member]
Disclosure of shareholders equity [line items]
Beginning balance	426	130
Foreign currency translation differences and movement in foreign investment hedging reserves	(1,027)	296
Total other comprehensive income / (loss)	(1,027)	296
Ending balance	(601)	426	130
Aegon N.V [member] | Legal reserve FCTR [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		130
Ending balance			130
Aegon N.V [member] | Legal reserve group companies [member]
Disclosure of shareholders equity [line items]
Beginning balance	1,703	1,326
Changes and transfer to legal reserve	6	377
Total other comprehensive income / (loss)	6	377
Ending balance	1,710	1,703	1,326
Aegon N.V [member] | Legal reserve group companies [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		1,326
Ending balance			1,326
Aegon N.V [member] | Retained earnings [member]
Disclosure of shareholders equity [line items]
Beginning balance	7,499	7,872
Mandatory change in accounting policy		(44)
Net income 2017 retained	1,235	706
Net income	1,235	706
Changes in revaluation reserve real estate held for own use		25
Changes and transfer to legal reserve	245	(509)
Other	2	15
Total other comprehensive income / (loss)	247	(469)
Shares withdrawn	(42)
Dividends paid on common shares	(64)	(309)
Issuance and purchase of treasury shares	(52)	(86)
Issuance and redemption of other equity instruments		(81)
Dividend withholding tax reduction	1
Coupons on perpetual securities	(38)	(88)
Incentive plans	10	2
Ending balance	8,798	7,499	7,872
Aegon N.V [member] | Retained earnings [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		7,822
Voluntary change in accounting policy		(6)
Ending balance			7,822
Aegon N.V [member] | Remeasurement of defined benefit Plans of group companies [member]
Disclosure of shareholders equity [line items]
Beginning balance	(2,397)	(1,850)
Foreign currency translation differences and movement in foreign investment hedging reserves	83	(25)
Remeasurement of defined benefit plans of group companies	(220)	(522)
Total other comprehensive income / (loss)	(137)	(547)
Ending balance	(2,534)	(2,397)	(1,850)
Aegon N.V [member] | Remeasurement of defined benefit Plans of group companies [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		(1,850)
Ending balance			(1,850)
Aegon N.V [member] | Treasury shares [member]
Disclosure of shareholders equity [line items]
Beginning balance	(281)	(337)
Shares withdrawn	45
Issuance and purchase of treasury shares	55	56
Ending balance	(181)	(281)	(337)
Aegon N.V [member] | Treasury shares [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		(337)
Ending balance			(337)
Aegon N.V [member] | Net income /(loss) [member]
Disclosure of shareholders equity [line items]
Beginning balance	1,235	710
Net income 2017 retained	(1,235)	(706)
Net income 2018 retained	(146)	1,235
Net income	(1,382)	528
Ending balance	€ (146)	1,235	710
Aegon N.V [member] | Net income /(loss) [member] | Restated [member]
Disclosure of shareholders equity [line items]
Beginning balance		706
Voluntary change in accounting policy		€ (3)
Ending balance			€ 706